Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

Note 14 – Subsequent events

Down round and exercise of warrants

Subsequent to June 30, 2025, in July 2025, pre-existing down round features in the Company’s outstanding warrants were triggered. In accordance with these provisions, the exercise price of the warrants associated with the 2022 Debenture and 2023 Debenture was adjusted to $0.30 per share, and the Company issued an aggregate of 12,279,001 additional warrants to the holders. Subsequent to this adjustment, an aggregate of 16,726,000 of these warrants were exercised on a cashless basis, resulting in the issuance of 10,399,410 Class A Ordinary Shares.

Issuance of senior secured convertible notes

On July 13, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain buyers (the “Buyers”) for the sale of Senior Secured Convertible Notes convertible into Class A Ordinary Shares. The Purchase Agreement contains customary representations, warranties, and events of default. In connection with the agreement, the Company completed initial closings, issuing three tranches of notes for aggregate gross proceeds of $16,338,506, including a Series A-1 Note for $10,000,000 and a Series B-1 Note for $5,000,000 (both issued on July 16, 2025, maturing on July 16, 2029), and a Series C-1 Note for $1,338,506 (issued on July 31, 2025, maturing on July 31, 2029). These notes are subject to a Security and Pledge Agreement granting the collateral agent a security interest for the benefit of the Buyers. The Company is also required to file a registration statement to register the resale of the underlying shares.

Issuance of Class A Ordinary Shares

On July 13, 2025, the Company entered into an EPFA with an accredited investor, committing the investor to purchase up to $400,000,000 in newly issued Class A Ordinary Shares over a term expiring in August 2028. The EPFA specifies the pricing formula for share advances, based on a discount to the applicable market price. Relatedly, the Company entered into a Registration Rights Agreement requiring the Company to pay partial liquidated damages if the registration of the Advance Shares is not timely completed. Separately, on August 11, 2025, the Company completed a private placement issuing $20,000,000 Class A Ordinary Shares for gross proceeds of $6,000,000, and the investors elected to pay the purchase price using 30 million tokens of DOGE.

Strategic asset acquisition

On July 21, 2025, the Company purchased approximately 40.5 million tokens in DOGE as the first strategic acquisition under its digital asset treasury initiative.

The Group has evaluated all events and transactions that occurred after June 30, 2025 up through October 31, 2025, except for those disclosed above, there were no other subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.